Goodwill and Other Intangible Assets - Other Intangible Assets and Amortization Expense Table (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	$ 980	$ 1,013
Accumulated amortization	(139)	(140)
Net carrying amount	841	873
Amortization expense	$ 32	$ 31